Ultra Series Fund | September 30, 2025

Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
EXCHANGE TRADED FUNDS - 43.5%
Bond Funds - 17.2%
iShares 5-10 Year Investment Grade Corporate Bond ETF	18,064	$977,082
Janus Henderson Mortgage-Backed Securities ETF	72,187	3,296,780
Schwab Intermediate-Term U.S. Treasury ETF (A)	112,098	2,817,023
Vanguard Short-Term Corporate Bond ETF	12,393	990,572
		8,081,457
Foreign Stock Funds - 9.4%
Franklin FTSE Japan ETF	14,839	512,836
iShares MSCI Emerging Markets Asia ETF (A)	15,071	1,382,764
iShares MSCI Eurozone ETF	5,961	369,224
Vanguard FTSE All-World ex-U.S. ETF	10,488	748,529
Vanguard FTSE Europe ETF	17,829	1,422,754
		4,436,107
Stock Funds - 16.9%
Distillate U.S. Fundamental Stability & Value ETF (A)	17,446	1,011,170
Energy Select Sector SPDR Fund ETF	3,986	356,109
Invesco S&P 500 Quality ETF	41,846	3,066,893
iShares Core S&P Small-Cap ETF	7,107	844,525
SPDR S&P Bank ETF	17,276	1,026,540
Vanguard Information Technology ETF (A)	2,198	1,641,093
		7,946,330
Total Exchange Traded Funds (Cost $17,686,907)		20,463,894

INVESTMENT COMPANIES - 49.6%
Bond Funds - 42.8%
Madison Core Bond Fund, Class R6 (B) (C)	2,209,554	20,106,946

Stock Funds - 6.8%
Madison Large Cap Fund, Class R6 (C)	109,815	3,212,080

Total Investment Companies (Cost $23,410,206)		23,319,026

SHORT-TERM INVESTMENTS - 7.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 4.090%	3,183,138	3,183,138
State Street Navigator Securities Lending Government Money Market Portfolio (D) (E), 4.180%	204,775	204,775

Total Short-Term Investments (Cost $3,387,913)		3,387,913
TOTAL INVESTMENTS - 100.3% (Cost $44,485,026)		47,170,833

NET OTHER ASSETS AND LIABILITIES - (0.3%)		(151,995)

TOTAL NET ASSETS - 100.0%		$47,018,838

(A)	All or a portion of these securities is on loan. The total value of the securities on loan is $200,847, collateralized by cash collateral of $204,775.
(B)	Greater than 25% of the portfolio. For more information refer the website https://madisonfunds.com/funds/ultra-series-fund/.

(C)	Affiliated Company.

(D)	7-day yield.

(E)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.

MSCI	Morgan Stanley Capital International.

S&P	Standard & Poor’s.

SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2025

Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
EXCHANGE TRADED FUNDS - 53.0%
Bond Funds - 8.6%
iShares 5-10 Year Investment Grade Corporate Bond ETF	19,072	$1,031,605
Janus Henderson Mortgage-Backed Securities ETF	90,466	4,131,582
Schwab Intermediate-Term U.S. Treasury ETF (A)	143,387	3,603,315
		8,766,502
Foreign Stock Funds - 17.0%
Franklin FTSE Japan ETF (A)	56,738	1,960,865
iShares MSCI Emerging Markets Asia ETF (A)	58,896	5,403,708
iShares MSCI Eurozone ETF	17,294	1,071,190
Vanguard FTSE All-World ex-U.S. ETF	45,518	3,248,620
Vanguard FTSE Europe ETF	72,134	5,756,293
		17,440,676
Stock Funds - 27.4%
Distillate U.S. Fundamental Stability & Value ETF	66,002	3,825,476
Energy Select Sector SPDR Fund ETF	17,491	1,562,646
Invesco S&P 500 Quality ETF (A)	126,617	9,279,760
iShares Core S&P Small-Cap ETF	30,124	3,579,635
SPDR S&P Bank ETF (A)	67,378	4,003,601
Vanguard Information Technology ETF	7,875	5,879,711
		28,130,829
Total Exchange Traded Funds (Cost $45,500,401)		54,338,007

INVESTMENT COMPANIES - 41.2%
Bond Funds - 28.2%
Madison Core Bond Fund, Class R6 (B) (C)	3,174,754	28,890,263

Stock Funds - 13.0%
Madison Large Cap Fund, Class R6 (C)	418,643	12,245,313
Madison Mid Cap Fund, Class R6 (C)	64,915	1,127,566
		13,372,879
Total Investment Companies (Cost $37,787,389)		42,263,142

SHORT-TERM INVESTMENTS - 11.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 4.090%	6,138,611	6,138,611
State Street Navigator Securities Lending Government Money Market Portfolio (D) (E), 4.180%	5,747,764	5,747,764
Total Short-Term Investments (Cost $11,886,375)		11,886,375
TOTAL INVESTMENTS - 105.8% (Cost $95,174,165)		108,487,524

NET OTHER ASSETS AND LIABILITIES - (5.8%)		(5,906,776)

TOTAL NET ASSETS - 100.0%		$102,580,748

(A)	All or a portion of these securities is on loan. The total value of the securities on loan is $5,598,163, collateralized by cash collateral of $5,747,764.
(B)	Greater than 25% of the portfolio. For more information refer the website https://madisonfunds.com/funds/ultra-series-fund/.

(C)	Affiliated Company.

(D)	7-day yield.

(E)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.

MSCI	Morgan Stanley Capital International.

S&P	Standard & Poor’s.

SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2025

Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
EXCHANGE TRADED FUNDS - 65.0%
Bond Funds - 2.8%
Janus Henderson Mortgage-Backed Securities ETF	11,903	$543,610
Schwab Intermediate-Term U.S. Treasury ETF	24,595	618,072
		1,161,682
Foreign Stock Funds - 22.9%
Franklin FTSE Japan ETF	32,935	1,138,234
iShares MSCI Emerging Markets Asia ETF	31,358	2,877,096
iShares MSCI Eurozone ETF	7,017	434,633
Vanguard FTSE All-World ex-U.S. ETF	21,554	1,538,309
Vanguard FTSE Europe ETF	43,995	3,510,801
		9,499,073
Stock Funds - 39.3%
Distillate U.S. Fundamental Stability & Value ETF	50,636	2,934,863
Energy Select Sector SPDR Fund ETF	8,283	740,003
Invesco S&P 500 Quality ETF	68,592	5,027,108
iShares Core S&P Small-Cap ETF	15,589	1,852,441
SPDR S&P Bank ETF	39,398	2,341,029
Vanguard Information Technology ETF	4,565	3,408,366
		16,303,810
Total Exchange Traded Funds (Cost $22,173,832)		26,964,565

INVESTMENT COMPANIES - 30.4%
Bond Funds - 15.1%
Madison Core Bond Fund, Class R6 (A)	689,746	6,276,686

Stock Funds - 15.3%
Madison Large Cap Fund, Class R6 (A)	197,978	5,790,855
Madison Mid Cap Fund, Class R6 (A)	32,044	556,611
		6,347,466
Total Investment Companies (Cost $9,864,219)		12,624,152

SHORT-TERM INVESTMENTS - 5.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 4.090%	2,129,117	2,129,117

Total Short-Term Investments (Cost $2,129,117)		2,129,117
TOTAL INVESTMENTS - 100.5% (Cost $34,167,168)		41,717,834

NET OTHER ASSETS AND LIABILITIES - (0.5%)		(195,698)

TOTAL NET ASSETS - 100.0%		$41,522,136

(A)	Affiliated Company.

(B)	7-day yield.

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.

MSCI	Morgan Stanley Capital International.

S&P	Standard & Poor’s.

SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2025

Diversified Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1, 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%
GSAMP Trust, Series 2006-S5, Class Class M5 (A) (B) (C), 7.488%, 9/25/36	2,190,000	$—

Total Commercial Mortgage- Backed Securities (Cost $–)		—

MORTGAGE BACKED SECURITIES - 0.0%
Fannie Mae - 0.0%
7.000%, 11/1/31 Pool # 607515	$5,848	6,106
7.000%, 5/1/32 Pool # 644591	757	790
		6,896
Freddie Mac - 0.0%
8.000%, 6/1/30 Pool # C01005	2,874	3,003

Ginnie Mae - 0.0%
6.500%, 4/20/31 Pool # 3068	5,699	5,944

Total Mortgage Backed Securities (Cost $15,184)		15,843
	Shares
EXCHANGE TRADED FUNDS - 99.4%
Bond Funds - 56.3%
iShares 5-10 Year Investment Grade Corporate Bond ETF (D)	41,658	2,253,281
Janus Henderson Mortgage-Backed Securities ETF (D)	139,559	6,373,660
Madison Aggregate Bond ETF (D) (E)	1,215,000	24,950,025
Madison Short-Term Strategic Income ETF (E)	1,562,500	32,257,812
SPDR Portfolio High Yield Bond ETF (D)	608,301	14,562,726
		80,397,504
Stock Funds - 43.1%
Global X MLP ETF (D)	115,261	5,580,938
Madison Covered Call ETF (E)	1,220,000	22,655,034
Madison Dividend Value ETF (E)	1,210,000	28,156,700
Schwab U.S. Dividend Equity ETF	186,851	5,101,032
		61,493,704
Total Exchange Traded Funds (Cost $137,067,776)		141,891,208

SHORT-TERM INVESTMENTS - 6.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (F), 4.090%	1,009,592	1,009,592
State Street Navigator Securities Lending Government Money Market Portfolio (F) (G), 4.180%	8,009,446	8,009,446
Total Short-Term Investments (Cost $9,019,038)		9,019,038
TOTAL INVESTMENTS - 105.7% (Cost $146,101,998)		150,926,089

NET OTHER ASSETS AND LIABILITIES - (5.7%)		(8,169,069)

TOTAL NET ASSETS - 100.0%		$142,757,020
(A)	Floating rate or variable rate note. Rate shown is as of September 30, 2025.

(B)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at September 30, 2025.

(C)	Defaulted Security. Security was deemed illiquid by Madison. Interest is not being accrued.

(D)	All or a portion of these securities is on loan. The total value of the securities on loan is $7,828,298, collateralized by cash collateral of $8,009,446.

(E)	Affiliated Company.

(F)	7-day yield.

(G)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.

SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2025

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1, 2)
ASSET BACKED SECURITIES - 1.0%
Chesapeake Funding II LLC, Series 2023- 1A, Class A1 (A), 5.650%, 5/15/35	$114,525	$115,231
Enterprise Fleet Financing LLC, Series 2022-4, Class A2 (A), 5.760%, 10/22/29	43,923	44,134
John Deere Owner Trust, Series 2023-B, Class A3, 5.180%, 3/15/28	179,732	181,046
LAD Auto Receivables Trust, Series 2022- 1A, Class A (A), 5.210%, 6/15/27	2,301	2,302
Towd Point Mortgage Trust, Series 2024- CES1, Class A1A (B) (C), 5.848%, 1/25/64	187,707	189,048

Total Asset Backed Securities
(Cost $528,089)		531,761

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.3%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (D), 2.879%, 7/25/49	34,022	33,360
CIM Trust, Series 2021-J2, Class A4 (A) (B) (C), 2.500%, 4/25/51	244,778	220,461
Federal Home Loan Mortgage Corp. REMICS, Series 4066, Class DI, 3.000%, 6/15/27	104,822	1,561
Federal Home Loan Mortgage Corp. REMICS, Series 5451, Class A, 5.000%, 5/25/49	219,515	219,781
Federal National Mortgage Association REMICS, Series 2015-12, Class NI, 3.500%, 3/25/30	288,636	12,908
Federal National Mortgage Association REMICS, Series 2011-31, Class DB, 3.500%, 4/25/31	68,227	67,055
Federal National Mortgage Association REMICS, Series 2011-36, Class QB, 4.000%, 5/25/31	109,095	108,432
Federal National Mortgage Association REMICS, Series 2005-79, Class LT, 5.500%, 9/25/35	121,441	125,961
Federal National Mortgage Association REMICS, Series 2020-44, Class TI, 5.500%, 12/25/35	810,575	115,804
Federal National Mortgage Association REMICS, Series 2024-99, Class EA, 5.500%, 5/25/51	420,462	425,945
Federal National Mortgage Association REMICS, Series 2025-5, Class EA, 5.500%, 10/25/51	215,960	218,692
GCAT Trust, Series 2021-NQM1, Class A1 (A) (B) (C), 0.874%, 1/25/66	115,179	103,048
Government National Mortgage Association REMICS, Series 2015-53, Class IL, 3.000%, 9/20/44	15,551	92
JP Morgan Mortgage Trust, Series 2019-5, Class A3 (A) (B) (C), 4.000%, 11/25/49	10,103	9,535
JP Morgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C), 3.459%, 2/25/50	49,054	44,369
JP Morgan Mortgage Trust, Series 2021-1, Class A3 (A) (B) (C), 2.500%, 6/25/51	270,815	225,316
JP Morgan Mortgage Trust, Series 2021-6, Class A4 (A) (B) (C), 2.500%, 10/25/51	391,198	351,540
	Par Value	Value (Note 1, 2)
JP Morgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B) (C), 3.000%, 2/25/50	$120,258	$105,462
PSMC Trust, Series 2020-2, Class A2 (A) (B) (C), 3.000%, 5/25/50	46,289	41,183
PSMC Trust, Series 2021-1, Class A11 (A) (B) (C), 2.500%, 3/25/51	144,080	128,761
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (B) (C), 2.500%, 12/25/51	228,114	203,349
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (C), 3.000%, 6/25/43	183,209	165,294
Towd Point Mortgage Trust, Series 2024-4, Class A1A (B) (C), 4.541%, 10/27/64	425,757	426,607
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-2, Class A1 (A) (B) (C), 4.000%, 4/25/49	5,563	5,287

Total Collateralized Mortgage Obligations
(Cost $3,796,364)		3,359,803

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1 (B) (C), 0.367%, 9/25/26	10,015,237	16,087
FREMF Mortgage Trust, Series 2020-K106, Class B (A) (B) (C), 3.685%, 3/25/53	150,000	141,463
Government National Mortgage Association, Series 2024-153, Class AB, 4.500%, 3/16/65	241,800	238,888
GSAMP Trust, Series 2006-S5, Class M5 (B) (C) (E), 7.488%, 9/25/36	4,940,000	—

Total Commercial Mortgage- Backed Securities
(Cost $392,620)		396,438

CORPORATE NOTES AND BONDS - 26.8%
Communication Services - 0.6%
AT&T, Inc., 2.250%, 2/1/32	50,000	43,788
SBA Communications Corp., 3.875%, 2/15/27	250,000	246,238
		290,026
Communications - 0.5%
NTT Finance Corp., 5.171%, 7/16/32	250,000	256,154

Consumer Discretionary - 1.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (A), 5.500%, 4/20/26	50,000	50,009
Lowe’s Cos., Inc., 3.000%, 10/15/50	250,000	161,476
Royal Caribbean Cruises Ltd., 7.500%, 10/15/27	150,000	159,129
Tractor Supply Co., 1.750%, 11/1/30	200,000	175,866
Tractor Supply Co., 5.250%, 5/15/33	150,000	154,664
		701,144
Consumer Staples - 1.2%
Keurig Dr. Pepper, Inc., 3.800%, 5/1/50	200,000	144,867
Lamb Weston Holdings, Inc. (A), 4.875%, 5/15/28	150,000	149,343
Mars, Inc., 5.200%, 3/1/35	200,000	204,432

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2025

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 1, 2)
Performance Food Group, Inc. (A), 5.500%, 10/15/27	$150,000	$149,621
		648,263
Energy - 3.5%
Devon Energy Corp. (F), 5.200%, 9/15/34	200,000	199,176
Diamondback Energy, Inc., 5.400%, 4/18/34	200,000	204,246
Eastern Gas Transmission & Storage, Inc., 3.000%, 11/15/29	150,000	142,843
Energy Transfer LP, 5.250%, 4/15/29	150,000	154,355
Energy Transfer LP, 6.550%, 12/1/33	200,000	218,755
Kinder Morgan, Inc., 5.550%, 6/1/45	150,000	145,590
MPLX LP, 4.800%, 2/15/29	50,000	50,704
MPLX LP, 2.650%, 8/15/30	200,000	183,681
ONEOK, Inc., 5.850%, 1/15/26	100,000	100,269
Sunoco LP/Sunoco Finance Corp., 6.000%, 4/15/27	150,000	149,948
Valero Energy Corp., 4.000%, 6/1/52	100,000	74,331
Valero Energy Partners LP, 4.500%, 3/15/28	200,000	201,517
		1,825,415
Financials - 11.7%
Aflac, Inc., 4.750%, 1/15/49	250,000	224,154
American Express Co., (1 day USD SOFR + 1.940%) (B) (C), 6.489%, 10/30/31	250,000	274,085
Athene Holding Ltd., 6.250%, 4/1/54	125,000	127,386
Bank of America Corp., (5 yr. CMT + 2.000%) (B) (C), 3.846%, 3/8/37	150,000	140,119
Capital One Financial Corp., (1 day USD SOFR + 2.640%) (B) (C), 6.312%, 6/8/29	200,000	209,836
CBRE Services, Inc., 4.800%, 6/15/30	125,000	127,011
Citibank NA, 5.803%, 9/29/28	250,000	262,264
Citigroup, Inc., (1 day USD SOFR + 2.086%) (B) (C), 4.910%, 5/24/33	250,000	253,033
Citigroup, Inc., (5 yr. CMT + 1.730%) (B) (C), 5.411%, 9/19/39	150,000	150,541
Empower Finance 2020 LP (A), 3.075%, 9/17/51	125,000	81,245
Fifth Third Bancorp, (1 day USD SOFR + 1.660%) (B) (C) (F), 4.337%, 4/25/33	200,000	194,917
GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/32	200,000	179,953
Goldman Sachs BDC, Inc., 2.875%, 1/15/26	200,000	198,860
Goldman Sachs Group, Inc., (1 day USD SOFR + 1.580%) (B) (C), 5.218%, 4/23/31	250,000	258,507
Jefferies Financial Group, Inc., 2.625%, 10/15/31	250,000	222,460
Jefferies Financial Group, Inc., 6.200%, 4/14/34	100,000	106,217
JPMorgan Chase & Co., (1 day USD SOFR + 1.620%) (B) (C), 5.336%, 1/23/35	250,000	259,474
JPMorgan Chase & Co., (1 day USD SOFR + 1.680%) (B) (C) (F), 5.572%, 4/22/36	200,000	210,862
KeyCorp, 4.100%, 4/30/28	150,000	149,830
KKR Group Finance Co. VIII LLC (A), 3.500%, 8/25/50	250,000	178,769
Liberty Mutual Group, Inc. (A), 4.569%, 2/1/29	150,000	151,013
Morgan Stanley, (1 day USD SOFR + 1.020%) (B) (C), 1.928%, 4/28/32	250,000	218,241
Morgan Stanley, (1 day USD SOFR + 1.730%) (B) (C), 5.466%, 1/18/35	250,000	260,302
Nasdaq, Inc., 1.650%, 1/15/31	200,000	174,912
	Par Value	Value (Note 1, 2)
Old Republic International Corp., 3.850%, 6/11/51	$100,000	$72,466
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	225,000	208,854
PNC Bank NA, 2.700%, 10/22/29	125,000	117,613
PNC Financial Services Group, Inc., (1 day USD SOFR + 2.284%) (B) (C), 6.875%, 10/20/34	200,000	226,582
Realty Income Corp. (F), 4.850%, 3/15/30	200,000	205,143
State Street Corp., (1 day USD SOFR + 1.490%) (B) (C), 3.031%, 11/1/34	125,000	117,315
Truist Financial Corp., (1 day USD SOFR + 2.361%) (B) (C), 5.867%, 6/8/34	200,000	211,923
U.S. Bancorp, (1 day USD SOFR + 1.560%) (B) (C), 5.384%, 1/23/30	125,000	129,267
U.S. Bancorp, (1 day USD SOFR + 1.600%) (B) (C), 4.839%, 2/1/34	100,000	100,433
Wells Fargo & Co., (1 day USD SOFR + 2.100%) (B) (C), 2.393%, 6/2/28	100,000	97,207
Wells Fargo & Co., (1 day USD SOFR + 1.500%) (B) (C), 5.198%, 1/23/30	125,000	128,796
		6,229,590
Health Care - 1.5%
Amgen, Inc., 5.650%, 3/2/53	75,000	74,818
Centene Corp., 2.450%, 7/15/28	150,000	139,452
Cigna Group, 4.375%, 10/15/28	50,000	50,271
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.200%, 6/1/30	250,000	226,108
Humana, Inc., 5.375%, 4/15/31	100,000	102,878
J.M. Smucker Co., 6.200%, 11/15/33	200,000	217,423
		810,950
Industrials - 2.8%
Ball Corp., 4.875%, 3/15/26	250,000	249,921
Boeing Co., 6.858%, 5/1/54	200,000	227,769
Carrier Global Corp., 3.577%, 4/5/50	51,000	38,166
Otis Worldwide Corp., 2.565%, 2/15/30	150,000	139,715
Quanta Services, Inc., 2.900%, 10/1/30	250,000	233,462
Textron, Inc., 2.450%, 3/15/31	250,000	225,151
Vulcan Materials Co., 3.500%, 6/1/30	200,000	193,255
WRKCo, Inc., 3.900%, 6/1/28	200,000	198,389
		1,505,828
Information Technology - 2.5%
Broadcom, Inc. (A), 3.187%, 11/15/36	12,000	10,245
Dell International LLC/EMC Corp., 8.350%, 7/15/46	62,000	80,536
Dell International LLC/EMC Corp., 3.450%, 12/15/51	275,000	193,178
Fiserv, Inc., 3.500%, 7/1/29	200,000	194,423
Gartner, Inc. (A), 4.500%, 7/1/28	150,000	148,791
HP, Inc., 2.650%, 6/17/31	200,000	180,469
Iron Mountain, Inc. (A), 4.500%, 2/15/31	125,000	119,316
Oracle Corp., 3.950%, 3/25/51	250,000	185,652
VMware LLC, 2.200%, 8/15/31	250,000	220,574
		1,333,184
Materials - 0.5%
Celanese U.S. Holdings LLC, 6.665%, 7/15/27	96,000	98,452
LYB International Finance III LLC, 3.625%, 4/1/51	250,000	167,558
		266,010
Utilities - 0.7%
Duke Energy Corp., 3.750%, 9/1/46	250,000	191,644

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2025

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 1, 2)
Interstate Power & Light Co. (F), 3.500%, 9/30/49	$225,000	$163,356
		355,000
Total Corporate Notes and Bonds
(Cost $14,961,729)		14,221,564

FOREIGN CORPORATE BONDS - 3.2%
Energy - 0.3%
Enbridge, Inc., 5.700%, 3/8/33	125,000	131,621

Financials - 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.750%, 1/30/26	150,000	148,782
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	200,000	201,543
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	121,000	119,768
Mitsubishi UFJ Financial Group, Inc., (1 yr. CMT + 1.530%) (B) (C), 5.475%, 2/22/31	250,000	260,540
Toronto-Dominion Bank, 4.456%, 6/8/32	250,000	249,825
UBS Group AG, (1 yr. CMT + 2.050%) (A) (B) (C), 4.703%, 8/5/27	200,000	200,680
		1,181,138
Health Care - 0.6%
Pfizer Investment Enterprises Pte. Ltd., 5.340%, 5/19/63	200,000	189,662
STERIS Irish FinCo UnLtd Co., 3.750%, 3/15/51	200,000	147,200
		336,862
Industrials - 0.1%
BAE Systems PLC (A), 5.300%, 3/26/34	50,000	51,821

Total Foreign Corporate Bonds
(Cost $1,739,610)		1,701,442

MORTGAGE BACKED SECURITIES - 44.3%
Fannie Mae - 27.1%
3.000%, 9/1/30 Pool # 890696	179,413	175,921
3.000%, 12/1/30 Pool # AL8924	62,045	61,128
7.000%, 11/1/31 Pool # 607515	5,848	6,106
3.500%, 12/1/31 Pool # MA0919	22,671	22,287
6.500%, 3/1/32 Pool # 631377	7,722	8,010
7.000%, 5/1/32 Pool # 644591	1,376	1,437
6.500%, 6/1/32 Pool # 545691	53,072	55,179
3.500%, 8/1/32 Pool # MA3098	26,548	26,188
5.500%, 11/1/33 Pool # 555880	79,933	82,001
4.000%, 2/1/35 Pool # MA2177	290,871	288,448
3.500%, 12/1/35 Pool # MA2473	170,878	165,896
4.000%, 6/1/36 Pool # AL8618	80,061	78,810
2.500%, 9/1/36 Pool # FS4049	328,507	311,113
5.500%, 10/1/36 Pool # 901723	45,162	46,515
6.500%, 10/1/36 Pool # 894118	49,459	51,039
6.000%, 11/1/36 Pool # 902510	150,912	158,548
6.000%, 10/1/37 Pool # 947563	143,577	151,302
4.500%, 5/1/38 Pool # MA5013	166,664	166,692
6.500%, 8/1/38 Pool # 987711	216,829	229,084
3.000%, 11/1/39 Pool # MA3831	39,798	37,263
2.500%, 8/1/40 Pool # BP6565	528,817	480,265
4.000%, 1/1/41 Pool # AB2080	322,461	314,544
2.500%, 5/1/41 Pool # MA4334	332,733	296,035
4.500%, 7/1/41 Pool # AB3274	141,561	141,692
5.500%, 7/1/41 Pool # AL6588	285,276	296,932
4.000%, 9/1/41 Pool # AJ1406	144,587	140,992
	Par Value	Value (Note 1, 2)
2.500%, 3/1/42 Pool # MA4571	$710,766	$631,108
3.500%, 6/1/42 Pool # AO4136	352,457	333,778
4.000%, 6/1/42 Pool # MA1087	95,401	92,841
3.500%, 8/1/42 Pool # AP2133	166,276	157,567
3.500%, 9/1/42 Pool # AB6228	280,129	264,590
4.000%, 10/1/42 Pool # AP7363	238,367	231,946
3.500%, 3/1/43 Pool # AT0310	195,096	184,515
5.000%, 11/1/44 Pool # MA5539	218,740	220,781
4.000%, 1/1/45 Pool # AS4257	45,229	43,609
4.500%, 2/1/45 Pool # MA2193	77,200	76,676
5.000%, 9/1/45 Pool # MA5833	346,115	348,103
3.500%, 11/1/45 Pool # BA4907	116,576	109,670
3.500%, 12/1/45 Pool # AS6309	90,870	85,487
4.500%, 10/1/46 Pool # MA2783	18,089	17,943
4.000%, 12/1/46 Pool # BD2379	55,774	53,672
3.000%, 1/1/47 Pool # BE0108	190,959	173,290
2.500%, 12/1/47 Pool # FM3165	383,270	333,202
3.000%, 1/1/48 Pool # FM1303	461,973	419,247
4.000%, 7/1/48 Pool # MA3415	87,390	84,020
3.000%, 1/1/49 Pool # FS4296	273,647	251,718
4.000%, 11/1/50 Pool # FM5530	245,454	233,706
2.000%, 12/1/51 Pool # FM9925	596,898	490,070
3.000%, 12/1/51 Pool # FS3478	207,050	182,426
2.000%, 1/1/52 Pool # CB2601	307,651	252,789
2.500%, 3/1/52 Pool # BV4133	235,408	198,839
2.500%, 4/1/52 Pool # FS4138	204,438	174,318
4.000%, 5/1/52 Pool # FS1704	988,741	936,033
3.500%, 6/1/52 Pool # CB3845	589,362	540,944
4.500%, 8/1/52 Pool # FS2605	1,043,432	1,019,594
4.000%, 9/1/52 Pool # MA4732	203,987	193,069
5.000%, 10/1/52 Pool # MA4785	375,906	374,768
5.500%, 10/1/52 Pool # MA4786	246,766	249,891
5.000%, 11/1/52 Pool # MA4806	293,898	293,539
5.000%, 12/1/52 Pool # MA4841	200,340	199,734
5.500%, 12/1/52 Pool # MA4842	77,104	78,225
4.500%, 7/1/53 Pool # FS4996	181,659	177,543
5.500%, 7/1/53 Pool # MA5072	203,013	205,086
5.500%, 9/1/53 Pool # FS5575	286,145	291,476
5.500%, 5/1/54 Pool # FS7759	388,757	393,723

		14,392,963

Freddie Mac - 17.2%
8.000%, 6/1/30 Pool # C01005	3,593	3,754
7.000%, 3/1/31 Pool # C48129	13,980	14,613
2.500%, 2/1/32 Pool # ZS8641	60,914	58,678
5.500%, 11/1/34 Pool # A28282	73,353	75,223
2.500%, 6/1/35 Pool # RC1421	123,482	116,544
5.500%, 1/1/37 Pool # G04593	54,291	56,574
5.000%, 5/1/40 Pool # SB8384	327,821	331,334
2.000%, 3/1/41 Pool # RB5105	322,805	279,087
4.000%, 10/1/41 Pool # Q04092	161,484	157,408
3.000%, 9/1/42 Pool # C04233	461,852	425,801
3.500%, 8/1/44 Pool # Q27927	169,307	159,472
3.000%, 7/1/45 Pool # G08653	198,428	180,594
3.500%, 8/1/45 Pool # Q35614	255,728	240,872
3.000%, 10/1/46 Pool # G60722	299,819	271,605
4.000%, 3/1/47 Pool # Q46801	66,713	64,278
3.500%, 12/1/47 Pool # Q52955	108,650	101,153
2.500%, 4/1/48 Pool # QA2240	1,366,977	1,187,508
3.000%, 7/1/49 Pool # QA1033	157,718	140,231
2.500%, 1/1/52 Pool # SD7552	916,228	786,557

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2025

Core Bond Fund Portfolio of Investments (unaudited) - concluded

	Par Value	Value (Note 1, 2)
3.500%, 4/1/52 Pool # SD0960	$578,333	$536,881
3.500%, 5/1/52 Pool # RA7380	345,902	317,132
3.000%, 8/1/52 Pool # SD7556	543,041	482,906
4.500%, 11/1/52 Pool # SD8266	414,198	403,856
5.000%, 11/1/52 Pool # SD8267	160,990	160,668
5.500%, 11/1/52 Pool # SD1859	192,041	195,944
4.500%, 12/1/52 Pool # SD1921	283,344	277,863
5.000%, 12/1/52 Pool # SD8276	203,791	203,163
5.000%, 1/1/53 Pool # SD8288	175,852	175,311
5.000%, 2/1/53 Pool # SD8299	459,016	457,861
5.500%, 2/1/53 Pool # SD2172	242,842	247,905
5.000%, 5/1/53 Pool # SD2875	324,959	327,034
6.000%, 9/1/53 Pool # SD3739	565,840	583,228
5.500%, 2/1/54 Pool # SD4901	84,966	86,219
		9,107,257
Ginnie Mae - 0.0%
6.500%, 2/20/29 Pool # 2714	6,515	6,689
6.500%, 4/20/31 Pool # 3068	6,920	7,217
		13,906
Total Mortgage Backed Securities
(Cost $24,177,927)		23,514,126

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 15.5%
U.S. Treasury Bonds - 10.5%
6.625%, 2/15/27	500,000	521,211
4.500%, 5/15/38	750,000	765,967
3.750%, 8/15/41	750,000	681,006
4.625%, 5/15/44	565,000	560,498
3.000%, 5/15/45	750,000	583,066
2.500%, 5/15/46	500,000	351,230
3.375%, 11/15/48	500,000	401,270
1.250%, 5/15/50	600,000	293,977
1.875%, 2/15/51	500,000	285,313
4.125%, 8/15/53	500,000	451,562
4.250%, 8/15/54	750,000	691,787
		5,586,887
U.S. Treasury Notes - 5.0%
4.625%, 6/15/27	300,000	304,805
3.875%, 11/30/29	300,000	301,992
4.000%, 7/31/30	350,000	354,033
4.250%, 6/30/31	175,000	178,855
4.000%, 2/15/34	750,000	748,096
4.375%, 5/15/34	750,000	767,461
		2,655,242
Total U.S. Government and Agency Obligations
(Cost $8,991,355)		8,242,129

	Shares
SHORT-TERM INVESTMENTS - 3.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (G), 4.090%	839,183	839,183
	Shares	Value (Note 1, 2)
State Street Navigator Securities Lending Government Money Market Portfolio (G) (H), 4.180%	839,750	$839,750

Total Short-Term Investments
(Cost $1,678,933)		1,678,933
TOTAL INVESTMENTS - 101.0%
(Cost $56,266,627)		53,646,196

NET OTHER ASSETS AND LIABILITIES - (1.0%)		(505,041)

TOTAL NET ASSETS - 100.0%		$53,141,155

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers.”
(B)	Floating rate or variable rate note. Rate shown is as of September 30, 2025.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at September 30, 2025.
(D)	Stepped rate security. Rate shown is as of September 30, 2025.
(E)	Defaulted Security. Security was deemed illiquid by Madison. Interest is not being accrued.
(F)	All or a portion of these securities is on loan. The total value of the securities on loan is $821,320, collateralized by cash collateral of $839,750.
(G)	7-day yield.
(H)	Represents investments of cash collateral received in connection with securities lending.
BDC	Business Development Company.
CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FREMF	Freddie Mac Multifamily Securities.
IO	Interest Only.
LLC	Limited Liability Corporation.
LP	Limited Partnership.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2025

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
COMMON STOCKS - 98.5%
Communication Services - 1.9%
Comcast Corp., Class A	99,700	$3,132,574

Consumer Discretionary - 10.4%
Home Depot, Inc.	14,870	6,025,175
Lowe’s Cos., Inc.	18,485	4,645,465
McDonald’s Corp.	7,500	2,279,175
NIKE, Inc., Class B	37,069	2,584,821
Starbucks Corp.	22,259	1,883,112
		17,417,748
Consumer Staples - 7.0%
Colgate-Palmolive Co.	31,800	2,542,092
Hershey Co.	14,700	2,749,635
PepsiCo, Inc.	23,500	3,300,340
Procter & Gamble Co.	20,375	3,130,619
		11,722,686
Energy - 8.7%
Chevron Corp.	28,100	4,363,649
ConocoPhillips	26,702	2,525,742
EOG Resources, Inc.	39,500	4,428,740
Exxon Mobil Corp.	28,800	3,247,200
		14,565,331
Equity Real Estate Investment Trusts (REITs) - 2.4%
American Tower Corp., REIT	20,500	3,942,560

Financials - 19.3%
Bank of America Corp.	95,009	4,901,514
Blackrock, Inc.	5,800	6,762,046
CME Group, Inc.	21,300	5,755,047
JPMorgan Chase & Co.	15,274	4,817,878
Marsh & McLennan Cos., Inc.	15,300	3,083,409
Morgan Stanley	42,700	6,787,592
		32,107,486
Health Care - 14.5%
Abbott Laboratories	30,800	4,125,352
AbbVie, Inc.	22,300	5,163,342
Elevance Health, Inc.	7,300	2,358,776
Johnson & Johnson	39,100	7,249,922
Medtronic PLC	55,883	5,322,297
		24,219,689
Industrials - 20.1%
Automatic Data Processing, Inc.	18,100	5,312,350
Caterpillar, Inc.	4,388	2,093,734
Cummins, Inc.	7,003	2,957,857
Fastenal Co.	88,400	4,335,136
Honeywell International, Inc.	26,000	5,473,000
Illinois Tool Works, Inc.	18,700	4,876,212
Rockwell Automation, Inc.	8,652	3,024,134
Union Pacific Corp.	23,010	5,438,874
		33,511,297
Information Technology - 8.7%
Accenture PLC, Class A	8,580	2,115,828
Analog Devices, Inc.	9,693	2,381,570
TE Connectivity PLC	22,400	4,917,472
Texas Instruments, Inc.	27,419	5,037,693
		14,452,563
Materials - 1.8%
Air Products & Chemicals, Inc.	10,934	2,981,920
	Shares	Value (Note 1, 2)
Utilities - 3.7%
NextEra Energy, Inc.	81,900	$6,182,631

Total Common Stocks
(Cost $124,814,181)		164,236,485

SHORT-TERM INVESTMENTS - 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.090%	2,443,382	2,443,382

Total Short-Term Investments
(Cost $2,443,382)		2,443,382
TOTAL INVESTMENTS - 100.0%
(Cost $127,257,563)		166,679,867

NET OTHER ASSETS AND LIABILITIES - (0.0%)		(19,679)

TOTAL NET ASSETS - 100.0%		$166,660,188

(A)	7-day yield.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2025

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
COMMON STOCKS - 96.6%
Communication Services - 7.2%
Alphabet, Inc., Class C	50,608	$12,325,578

Consumer Discretionary - 17.2%
Airbnb, Inc., Class A*	35,264	4,281,755
Amazon.com, Inc.*	41,510	9,114,351
Lowe’s Cos., Inc.	26,078	6,553,662
NIKE, Inc., Class B	32,028	2,233,312
Starbucks Corp.	35,656	3,016,498
TJX Cos., Inc.	28,463	4,114,042
		29,313,620
Financials -27.4%
Capital Markets - 8.4%
Brookfield Corp. (A)	87,854	6,025,027
Charles Schwab Corp.	49,066	4,684,331
MSCI, Inc.	6,274	3,559,931
		14,269,289
Financial Services - 7.0%
Fiserv, Inc.*	41,918	5,404,488
Visa, Inc., Class A	18,848	6,434,330
		11,838,818
Insurance - 12.0%
Arch Capital Group Ltd.	113,403	10,289,054
Marsh & McLennan Cos., Inc.	19,897	4,009,843
Progressive Corp.	24,915	6,152,759
		20,451,656
		46,559,763
Health Care - 7.9%
Agilent Technologies, Inc.	38,245	4,908,746
Alcon AG	28,603	2,131,209
Danaher Corp.	31,997	6,343,725
		13,383,680
Industrials - 18.0%
Copart, Inc.*	102,591	4,613,517
Deere & Co.	8,693	3,974,961
Ferguson Enterprises, Inc.	36,696	8,241,188
PACCAR, Inc.	69,867	6,869,324
Parker-Hannifin Corp.	9,234	7,000,757
		30,699,747
Information Technology - 18.9%
Accenture PLC, Class A	15,180	3,743,388
Analog Devices, Inc.	20,996	5,158,717
CDW Corp.	28,340	4,513,995
Gartner, Inc.*	18,062	4,747,958
Keysight Technologies, Inc.*	37,541	6,566,672
Texas Instruments, Inc.	40,427	7,427,653
		32,158,383
Total Common Stocks
(Cost $92,543,658)		164,440,771
	Shares	Value (Note 1, 2)
SHORT-TERM INVESTMENTS - 3.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 4.090%	5,729,979	$5,729,979

Total Short-Term Investments
(Cost $5,729,979)		5,729,979
TOTAL INVESTMENTS - 100.0%
(Cost $98,273,637)		170,170,750

NET OTHER ASSETS AND LIABILITIES - 0.0%		29,780

TOTAL NET ASSETS - 100.0%		$170,200,530

*	Non-income producing.
(A)	All or a portion of these securities is on loan. The total value of the securities on loan is $5,952,677 collateralized by non-cash collateral of $6,135,681.
(B)	7-day yield.
MSCI	Morgan Stanley Capital International.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2025

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
COMMON STOCKS - 96.5%
Communication Services - 5.5%
Liberty Broadband Corp., Class C*	37,897	$2,407,976
Liberty Media Corp.-Liberty Formula One, Class C*	38,563	4,027,905
		6,435,881
Consumer Discretionary - 15.6%
Asbury Automotive Group, Inc.*	10,504	2,567,703
Floor & Decor Holdings, Inc., Class A*	46,511	3,427,860
Lithia Motors, Inc.	7,932	2,506,512
Ross Stores, Inc.	44,297	6,750,420
Thor Industries, Inc.	30,810	3,194,689
		18,447,184
Financials - 23.9%
Arch Capital Group Ltd.	94,471	8,571,354
Brookfield Asset Management Ltd., Class A	53,021	3,019,016
Brown & Brown, Inc.	59,202	5,552,555
Cullen/Frost Bankers, Inc.	10,567	1,339,579
Glacier Bancorp, Inc.	28,862	1,404,713
Kinsale Capital Group, Inc.	4,546	1,933,232
Moelis & Co., Class A	33,949	2,421,243
W.R. Berkley Corp.	50,498	3,869,157
		28,110,849
Health Care - 11.1%
Bio-Techne Corp.	34,891	1,940,986
Labcorp Holdings, Inc.	15,339	4,403,213
Medpace Holdings, Inc.*	8,106	4,167,781
Waters Corp.*	8,616	2,583,163
		13,095,143
Industrials - 16.0%
Carlisle Cos., Inc.	13,869	4,562,346
Copart, Inc.*	90,444	4,067,267
Expeditors International of Washington, Inc.	14,894	1,825,855
Graco, Inc.	13,879	1,179,160
PACCAR, Inc.	45,667	4,489,979
Trex Co., Inc.*	53,083	2,742,799
		18,867,406
Information Technology - 24.4%
Amphenol Corp., Class A	67,718	8,380,103
Arista Networks, Inc.*	15,852	2,309,795
CDW Corp.	28,077	4,472,105
Gartner, Inc.*	15,312	4,025,065
Microchip Technology, Inc.	40,556	2,604,506
MKS, Inc.	26,975	3,338,696
Teledyne Technologies, Inc.*	6,211	3,639,894
		28,770,164
Total Common Stocks
(Cost $55,780,351)		113,726,627

SHORT-TERM INVESTMENTS - 3.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.090%	4,610,975	4,610,975

Total Short-Term Investments
(Cost $4,610,975)		4,610,975
TOTAL INVESTMENTS - 100.4%
(Cost $60,391,326)		118,337,602

NET OTHER ASSETS AND LIABILITIES - (0.4%)		(519,308)

TOTAL NET ASSETS - 100.0%		$117,818,294
*	Non-income producing.
(A)	7-day yield.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2025

Target Retirement 2020 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
EXCHANGE TRADED FUNDS - 97.8%
Bond Funds - 78.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF	7,127	$385,499
iShares 7-10 Year Treasury Bond ETF	19,290	1,860,713
iShares Aaa - A Rated Corporate Bond ETF	19,986	968,721
Janus Henderson AAA CLO ETF	1,956	99,326
Janus Henderson Mortgage-Backed Securities ETF	55,629	2,540,577
Schwab Intermediate-Term U.S. Treasury ETF	65,582	1,648,076
SPDR Portfolio Short Term Treasury ETF	38,343	1,124,217
		8,627,129
Foreign Stock Funds - 5.7%
iShares MSCI Emerging Markets Asia ETF	1,676	153,773
iShares MSCI Eurozone ETF	1,328	82,256
JPMorgan International Research Enhanced Equity ETF	5,375	395,278
		631,307
Stock Funds - 14.0%
Distillate Small/Mid Cash Flow ETF	815	29,241
Distillate U.S. Fundamental Stability & Value ETF	6,049	350,600
Invesco S&P 500 Quality ETF	9,203	674,488
SPDR Portfolio S&P 400 Mid Cap ETF	1,892	108,203
SPDR S&P Bank ETF	2,190	130,130
Vanguard Information Technology ETF	344	256,841
		1,549,503
Total Exchange Traded Funds
(Cost $10,190,335)		10,807,939

SHORT-TERM INVESTMENTS - 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.090%	248,284	248,284

Total Short-Term Investments
(Cost $248,284)		248,284
TOTAL INVESTMENTS - 100.0%
(Cost $10,438,619)		11,056,223

NET OTHER ASSETS AND LIABILITIES - 0.0%		982

TOTAL NET ASSETS - 100.0%		$11,057,205

(A)	7-day yield.
CLO	Collateralized Loan Obligation
ETF	Exchange Traded Fund.
MSCI	Morgan Stanley Capital International.
S&P	Standard & Poor’s.
SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2025

Target Retirement 2030 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
EXCHANGE TRADED FUNDS - 96.5%
Bond Funds - 59.5%
iShares 5-10 Year Investment Grade Corporate Bond ETF	34,886	$1,886,984
iShares 7-10 Year Treasury Bond ETF	69,968	6,749,113
iShares Aaa - A Rated Corporate Bond ETF	69,597	3,373,366
Janus Henderson AAA CLO ETF	10,342	525,167
Janus Henderson Mortgage-Backed Securities ETF	207,039	9,455,471
Schwab Intermediate-Term U.S. Treasury ETF	214,277	5,384,781
SPDR Portfolio Short Term Treasury ETF	137,509	4,031,764
		31,406,646
Foreign Stock Funds - 10.4%
iShares MSCI Emerging Markets Asia ETF	15,782	1,447,998
iShares MSCI Eurozone ETF	16,455	1,019,223
JPMorgan International Research Enhanced Equity ETF	34,099	2,507,640
Vanguard FTSE All-World ex-U.S. ETF	7,361	525,355
		5,500,216
Stock Funds - 26.6%
Distillate Small/Mid Cash Flow ETF	10,886	390,581
Distillate U.S. Fundamental Stability & Value ETF	65,214	3,779,803
Invesco S&P 500 Quality ETF	73,681	5,400,081
SPDR Portfolio S&P 400 Mid Cap ETF	13,659	781,158
SPDR S&P Bank ETF	20,423	1,213,535
Vanguard Information Technology ETF	3,282	2,450,440
		14,015,598
Total Exchange Traded Funds
(Cost $46,035,848)		50,922,460

SHORT-TERM INVESTMENTS - 3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.090%	1,839,743	1,839,743

Total Short-Term Investments
(Cost $1,839,743)		1,839,743
TOTAL INVESTMENTS - 100.0%
(Cost $47,875,591)		52,762,203

NET OTHER ASSETS AND LIABILITIES - (0.0%)		(9,056)

TOTAL NET ASSETS - 100.0%		$52,753,147

(A)	7-day yield.
CLO	Collateralized Loan Obligation
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
S&P	Standard & Poor’s.
SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2025

Target Retirement 2040 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
EXCHANGE TRADED FUNDS - 97.9%
Bond Funds - 37.9%
iShares 5-10 Year Investment Grade Corporate Bond ETF	17,390	$940,625
iShares 7-10 Year Treasury Bond ETF	33,448	3,226,394
iShares Aaa - A Rated Corporate Bond ETF	42,048	2,038,066
Janus Henderson AAA CLO ETF	8,197	416,244
Janus Henderson Mortgage-Backed Securities ETF	100,574	4,593,215
Schwab Intermediate-Term U.S. Treasury ETF	136,457	3,429,164
SPDR Portfolio Short Term Treasury ETF	42,468	1,245,162
		15,888,870
Foreign Stock Funds - 17.0%
iShares MSCI Emerging Markets Asia ETF	21,673	1,988,498
iShares MSCI Eurozone ETF	22,561	1,397,429
JPMorgan BetaBuilders Japan ETF	4,704	311,969
JPMorgan International Research Enhanced Equity ETF	41,174	3,027,936
Vanguard FTSE All-World ex-U.S. ETF	5,892	420,512
		7,146,344
Stock Funds - 43.0%
Distillate Small/Mid Cash Flow ETF	9,370	336,188
Distillate U.S. Fundamental Stability & Value ETF	85,504	4,955,812
Invesco S&P 500 Quality ETF	91,755	6,724,724
SPDR Portfolio S&P 400 Mid Cap ETF	17,863	1,021,585
SPDR S&P Bank ETF	28,329	1,683,309
Vanguard Information Technology ETF	4,450	3,322,504
		18,044,122
Total Exchange Traded Funds
(Cost $35,694,774)		41,079,336

SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.090%	823,282	823,282

Total Short-Term Investments
(Cost $823,282)		823,282
TOTAL INVESTMENTS - 99.9%
(Cost $36,518,056)		41,902,618

NET OTHER ASSETS AND LIABILITIES - 0.1%		29,521

TOTAL NET ASSETS - 100.0%		$41,932,139

(A)	7-day yield.
CLO	Collateralized Loan Obligation
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
S&P	Standard & Poor’s.
SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2025

Target Retirement 2050 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
EXCHANGE TRADED FUNDS - 98.0%
Bond Funds - 28.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF	19,638	$1,062,219
iShares 7-10 Year Treasury Bond ETF	22,398	2,160,511
iShares Aaa - A Rated Corporate Bond ETF	26,527	1,285,764
Janus Henderson AAA CLO ETF	7,485	380,088
Janus Henderson Mortgage-Backed Securities ETF	64,968	2,967,089
Schwab Intermediate-Term U.S. Treasury ETF	89,758	2,255,618
SPDR Portfolio Short Term Treasury ETF	18,552	543,945
		10,655,234
Foreign Stock Funds - 19.8%
iShares MSCI Emerging Markets Asia ETF	23,883	2,191,265
iShares MSCI Eurozone ETF	24,914	1,543,173
JPMorgan BetaBuilders Japan ETF	5,684	376,963
JPMorgan International Research Enhanced Equity ETF	40,801	3,000,506
Vanguard FTSE All-World ex-U.S. ETF	5,874	419,227
		7,531,134
Stock Funds - 50.1%
Distillate Small/Mid Cash Flow ETF	15,682	562,658
Distillate U.S. Fundamental Stability & Value ETF	90,510	5,245,960
Invesco S&P 500 Quality ETF	92,055	6,746,711
SPDR Portfolio S&P 400 Mid Cap ETF	19,638	1,123,097
SPDR S&P Bank ETF	29,770	1,768,933
Vanguard Information Technology ETF	4,755	3,550,226
		18,997,585
Total Exchange Traded Funds
(Cost $31,640,888)		37,183,953

SHORT-TERM INVESTMENTS - 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.090%	954,399	954,399

Total Short-Term Investments
(Cost $954,399)		954,399
TOTAL INVESTMENTS - 100.5%
(Cost $32,595,287)		38,138,352

NET OTHER ASSETS AND LIABILITIES - (0.5%)		(204,208)

TOTAL NET ASSETS - 100.0%		$37,934,144

(A)	7-day yield.
CLO	Collateralized Loan Obligation
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
S&P	Standard & Poor’s.
SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2025

Notes to Portfolio of Investments (unaudited)

1. Portfolio Valuation: The Ultra Series Fund (the “Trust”) and each series of the Trust referred to individually as a “Fund”, and collectively, the (“Funds”) values securities and other investments as follows: Equity securities, including closed-end investment companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price (“NOCP”). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities (other than short-term obligations) purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for the particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (the “NYSE”) usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Target Allocation Fund and each Target Date Fund consist primarily of shares of other registered investment companies (the “Underlying Funds”), the NAV of each Fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these Funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.

Rule 2a-5 under the 1940 Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a fund must fair value a security. Among other things, the Valuation Rule permits a board of trustees of a fund to designate a fund’s investment adviser as valuation designee to perform a fund’s fair value determinations subject

Ultra Series Fund | September 30, 2025

Notes to Portfolio of Investments (unaudited) - continued

to board oversight and certain reporting and other requirements intended to ensure that the board receives the information it needs to oversee a fund’s investment adviser fair value determinations. The Board has designated the Funds’ investment adviser as Valuation Designee and the Valuation Designee has delegated valuation decisions to the Committee.

A Fund’s investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.

In addition to the fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Board of Trustees. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.

2. Fair Value Measurements: Each Fund has adopted Financial Accounting Standards Board (the “FASB”) guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended September 30, 2025, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of September 30, 2025, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of September 30, 2025, in valuing the funds’ investments carried at fair value:

Ultra Series Fund | September 30, 2025

Notes to Portfolio of Investments (unaudited) - concluded

Fund[1]	Level 1	Level 2	Level 3	Value at 9/30/25
Conservative Allocation
Exchange Traded Funds	$20,463,894	$—	$—	$20,463,894
Investment Companies	23,319,026	—	—	23,319,026
Short-Term Investments	3,387,913	—	—	3,387,913
	47,170,833	—	—	47,170,833
Moderate Allocation
Exchange Traded Funds	54,338,007	—	—	54,338,007
Investment Companies	42,263,142	—	—	42,263,142
Short-Term Investments	11,886,375	—	—	11,886,375
	108,487,524	—	—	108,487,524
Aggressive Allocation
Exchange Traded Funds	26,964,565	—	—	26,964,565
Investment Companies	12,624,152	—	—	12,624,152
Short-Term Investments	2,129,117	—	—	2,129,117
	41,717,834	—	—	41,717,834
Diversified Income
Commercial Mortgage-Backed Securities	—	—	—	—
Exchange Traded Funds	141,891,208	—	—	141,891,208
Mortgage Backed Securities	—	15,843	—	15,843
Short-Term Investments	9,019,038	—	—	9,019,038
	150,910,246	15,843	—	150,926,089
Core Bond
Asset Backed Securities	—	531,761	—	531,761
Collateralized Mortgage Obligations	—	3,359,803	—	3,359,803
Commercial Mortgage-Backed Securities	—	396,438	—	396,438
Corporate Notes and Bonds	—	14,221,564	—	14,221,564
Foreign Corporate Bonds	—	1,701,442	—	1,701,442
Mortgage Backed Securities	—	23,514,126	—	23,514,126
U.S. Government and Agency Obligations	—	8,242,129	—	8,242,129
Short-Term Investments	1,678,933	—	—	1,678,933
	1,678,933	51,967,263	—	53,646,196
Large Cap Value
Common Stocks	164,236,485	—	—	164,236,485
Short-Term Investments	2,443,382	—	—	2,443,382
	166,679,867	—	—	166,679,867
Large Cap Growth
Common Stocks	164,440,771	—	—	164,440,771
Short-Term Investments	5,729,979	—	—	5,729,979
	170,170,750	—	—	170,170,750
Mid Cap
Common Stocks	113,726,627	—	—	113,726,627
Short-Term Investments	4,610,975	—	—	4,610,975
	118,337,602	—	—	118,337,602
Madison Target Retirement 2020 Fund	11,056,223	—	—	11,056,223
Madison Target Retirement 2030 Fund	52,762,203	—	—	52,762,203
Madison Target Retirement 2040 Fund	41,902,618	—	—	41,902,618
Madison Target Retirement 2050 Fund	38,138,352	—	—	38,138,352

1See respective portfolio of Investments for underlying holdings in each Fund. For additional Fund’s information on the Underlying Funds held in the Target Allocation Funds and Target Date Funds including shareholder prospectuses and financial reports, please visit each Underlying fund’s website or visit the Securities and Exchange Commission website at http://www.sec.gov.